Cabana Target Leading Sector Moderate ETF SCHEDULE OF INVESTMENTS	January 31, 2023 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.7%
EQUITY – 90.1%
Industrial Select Sector SPDR Fund(a)	371,588	$37,846,238
Invesco Nasdaq 100 ETF	42,357	5,134,516
Materials Select Sector SPDR Fund	174,871	14,802,830
Technology Select Sector SPDR Fund	150,277	20,431,661
Vanguard FTSE Emerging Markets ETF	114,349	4,828,958
Vanguard Small-Cap ETF	24,968	5,048,030
		88,092,233
FIXED INCOME – 9.6%
Goldman Sachs Access Treasury 0-1 Year ETF	93,952	9,394,260
TOTAL EXCHANGE-TRADED FUNDS
(Cost $94,627,565)		97,486,493

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 4.30%(b)	284,613	284,613
TOTAL SHORT-TERM INVESTMENTS
(Cost $284,613)		284,613
TOTAL INVESTMENTS – 100.0%
(Cost $94,912,178)		97,771,106
Liabilities in Excess of Other Assets – (0.0)%		(36,090)
TOTAL NET ASSETS – 100.0%		$97,735,016

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ssga.com.
(b)	The rate is the annualized seven-day yield at period end.